Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 2,285	¥ 2,512	¥ 232
Estimated amortization expense in 2014	2,333
Estimated amortization expense in 2015	2,411
Estimated amortization expense in 2016	2,321
Estimated amortization expense in 2017	2,109
Estimated amortization expense in 2018	1,899
Goodwill	¥ 41,670	¥ 36,496	¥ 645